TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Domestic	$ 3,598	$ 4,340
Foreign	9,279	9,591
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 12,877	$ 13,931